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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Investment Management, LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:

 /s/ Michael Turro                 Evanston, IL                May 15, 2009
-------------------            --------------------            ------------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total 0

Form 13F Information Table Value Total:          $0
                                        -------------------
                                             (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

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
                                                                                                           COLUMN 8
COLUMN 1   COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7            VOTING AUTHORITY
NAME OF    TITLE OF             VALUE    SHRS OR     SH/       PUT/    INVESTMENT    OTHER    -------------------------------------
ISSUER      CLASS     CUSIP    [x$1000]  PRN AMT     PRN       CALL    DISCRETION   MANAGERS   SOLE          SHARED          NONE
--------   --------  --------  --------  -------  ---------  --------  ----------   --------  ------   -----------------   --------